Financial Instruments - Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Fair value	$ (52,356)	$ (19,176)	$ (14,151)
Notional amount	1,167,383	694,579	1,968,739
Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value		(14)	52
Notional amount		2,236	4,227
Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	753,662	230,362	1,753,324
Less Than One Year [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		2,236	4,227
One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	45,924		215,415
Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	46,153
Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35,644
Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		178,217
More Than Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	286,000	286,000
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(43,325)	(16,107)	(15,429)
Notional amount	881,383	406,343	1,914,512
Exchange rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	753,662	228,126	1,699,097
Exchange rate hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	45,924		215,415
Exchange rate hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	46,153
Exchange rate hedge [Member] | Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35,644
Exchange rate hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		178,217
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(43,325)	(16,107)	(15,429)
Notional amount	881,383	406,343	1,914,512
Exchange rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	753,662	228,126	1,699,097
Exchange rate hedge [Member] | Cash flow hedge [Member] | One to Two Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	45,924		215,415
Exchange rate hedge [Member] | Cash flow hedge [Member] | Two to Three Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	46,153
Exchange rate hedge [Member] | Cash flow hedge [Member] | Three to Four Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	35,644
Exchange rate hedge [Member] | Cash flow hedge [Member] | Four to Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount		178,217
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(9,031)	(3,055)	1,226
Notional amount	286,000	286,000	50,000
Interest rate hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount			50,000
Interest rate hedge [Member] | More Than Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	286,000	286,000
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value	(9,031)	(3,055)	1,226
Notional amount	286,000	286,000	50,000
Interest rate hedge [Member] | Cash flow hedge [Member] | Less Than One Year [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 50,000
Interest rate hedge [Member] | Cash flow hedge [Member] | More Than Five Years [Member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 286,000	$ 286,000